UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.8%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 6.594%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$962,545

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 4.163%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,458,852

Series 2018-1A, Class E, 7.063%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,871,882

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.954%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,765,795

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.546%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,287,126

Apidos CLO XX, Series 2015-20A, Class DR, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,230,716

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,966,364

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 4.136%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,431,300

Series 2018-49A, Class E, 6.836%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,321,031

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.406%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,763,050

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,848,384

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 3.663%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,369,408

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,328,195

Bain Capital Credit CLO, Ltd.:

Series 2018-1A, Class D, 3.884%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,755,295

Series 2018-1A, Class E, 6.534%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,753,523

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 8.013%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,707,456

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.993%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,861,950

Series 2018-5BA, Class D, 7.013%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,342,962

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 6.663%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,913,522

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 3.663%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,418,318

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 7.744%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,193,633

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,688,929

Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 7.247%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	987,499

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,940,213

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 4.186%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,445,335

Series 2018-1A, Class D, 6.936%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,192,652

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	961,222

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 8.193%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,887,227

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 7.551%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,977,494

BlueMountain CLO, Ltd.:

Series 2016-3A, Class DR, 3.606%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,438,814

Series 2016-3A, Class ER, 6.456%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,368,890

Series 2018-1A, Class D, 3.349%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,384,413

Series 2018-1A, Class E, 7.236%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,835,728

Series 2021-33A, Class E, 7.31%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,421,465

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 6.744%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,482,543

Series 2016-1A, Class ER, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,732,432

Series 2016-2A, Class ER, 7.044%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,155,466

Series 2017-1A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,113,545

Series 2018-1A, Class D, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,924,700

Series 2018-1A, Class E, 6.794%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,590,181

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2019-2A, Class ER, 7.794%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	$1,500	$1,461,224

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 3.099%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,885,560

Series C17A, Class DR, 7.286%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,337,841

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 4.538%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,411,645

Series 2012-3A, Class DR2, 7.538%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,374,878

Series 2014-3RA, Class C, 4.175%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	958,708

Series 2014-3RA, Class D, 6.625%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,968,970

Series 2014-4RA, Class C, 3.944%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,882,116

Series 2014-4RA, Class D, 6.694%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,103,443

Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,971,101

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 7.663%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	967,758

CIFC Funding, Ltd., Series 2022-4A, Class D, (3 mo. SOFR + 3.55%), 7/16/35(1)(3)	1,750	1,750,000

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.894%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,447,854

Series 2018-55A, Class E, 6.444%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,927,626

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,790,720

Series 2015-41A, Class ER, 6.344%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,200,030

Series 2016-42A, Class DR, 3.974%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,432,592

Series 2016-42A, Class ER, 6.594%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,351,173

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,927,895

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 7.689%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,393,668

Galaxy XXV CLO, Ltd.:

Series 2018-25A, Class D, 4.284%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,455,765

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd.: (continued)

Series 2018-25A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	$3,500	$3,330,596

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 7.063%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,373,745

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 4.363%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,907,692

Series 2018-37A, Class E, 6.813%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,225,818

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 7.763%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,203,538

Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 7.054%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,399,192

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,927,010

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 7.463%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	968,804

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 4.236%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,940,890

Series 2018-2A, Class E, 6.886%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,757,225

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,421,258

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 7.284%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,476,668

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 7.901%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,466,180

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,988,800

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 4.144%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,447,435

Series 2016-22A, Class ER, 7.104%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,909,460

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 6.663%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,874,966

Neuberger Berman Loan Advisers CLO 30, Ltd.:

Series 2018-30A, Class DR, 3.913%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,427,177

Series 2018-30A, Class ER, 7.263%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	962,158

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 7.228%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	$3,200	$3,162,739

OCP CLO, Ltd., Series 2022-24A, Class E, (3 mo. SOFR + 7.42%), 7/20/35(1)(3)	1,500	1,493,250

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 6.894%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,938,062

Series 2015-1A, Class DR4, 6.98%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,948,234

Series 2018-1A, Class C, 3.544%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,906,328

Series 2018-1A, Class D, 6.194%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,925,842

Series 2018-2A, Class D, 6.663%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,941,988

Series 2021-2A, Class E, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	983,883

Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,977,904

RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,741,831

RAD CLO 14, Ltd., Series 2021-14A, Class E, 6.73%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	910,627

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 4.144%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,459,622

Series 2018-2A, Class D, 6.994%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,696,830

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 4.384%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,457,677

Series 2018-3A, Class E, 7.134%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,226,022

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 7.684%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,676,127

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,282,636

Series 2016-1A, Class DR, 6.963%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,320,037

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 4.263%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,288,483

Series 2018-9A, Class D, 7.313%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,121,604

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 4.313%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,685,000

Series 2018-10A, Class D, 7.253%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,482,660

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd.:

Series 2015-3A, Class CR, 4.213%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	$2,500	$2,371,980

Series 2015-3A, Class DR, 7.263%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,910,917

Series 2016-3A, Class CR, 4.294%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,872,938

Series 2016-3A, Class DR, 7.124%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,928,838

Series 2018-1A, Class C, 3.644%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,751,515

Series 2018-2A, Class E, 6.294%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,312,163

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.963%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,957,692

Series 2015-1A, Class DR, 6.563%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,385,108

Wellfleet CLO, Ltd.:

Series 2021-1A, Class D, 4.563%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,176,011

Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	924,450

Total Asset-Backed Securities (identified cost $308,437,456)		$294,308,232

Common Stocks — 0.7%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(4)(5)(6)(7)	950	$4,274,449

IAP Global Services, LLC(4)(5)(6)	1,627	4,880,365

		$9,154,814

Automotive — 0.0%(8)

Dayco Products, LLC(6)(7)	88,506	$663,795

		$663,795

Containers and Glass Products — 0.0%(8)

LG Newco Holdco, Inc., Class A(6)(7)	250,979	$3,513,706

		$3,513,706

Electronics/Electrical — 0.0%(8)

Skillsoft Corp.(6)(7)	893,525	$4,780,359

		$4,780,359

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(6)(7)	705,631	$5,968,439

		$5,968,439

Nonferrous Metals/Minerals — 0.0%(8)

ACNR Holdings, Inc., Class A(6)(7)	36,829	$2,716,139

		$2,716,139

Oil and Gas — 0.2%

AFG Holdings, Inc.(5)(6)(7)	498,342	$2,830,583

McDermott International, Ltd.(6)(7)	1,013,850	655,657

QuarterNorth Energy, Inc.(7)	77,069	10,057,504

QuarterNorth Energy, Inc.(7)	9,684	1,263,762

RDV Resources, Inc., Class A(6)(7)	359,500	1,078,500

		$15,886,006

Radio and Television — 0.2%

Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$2,961,948

Cumulus Media, Inc., Class A(6)(7)	551,505	7,594,224

Cumulus Media, Inc., Class B(6)(7)	93,069	1,281,560

iHeartMedia, Inc., Class A(6)(7)	512,034	8,187,424

		$20,025,156

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC(5)(6)(7)	272,023	$0

Phillips Pet Holding Corp.(5)(6)(7)	2,590	898,125

		$898,125

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$6,720,499

		$6,720,499

Utilities — 0.0%(8)

Longview Intermediate Holdings, LLC, Class A(6)(7)	149,459	$2,241,885

		$2,241,885

Total Common Stocks (identified cost $91,487,724)		$72,568,923

Convertible Preferred Stocks — 0.0%(8)
Security	Shares	Value

Containers and Glass Products — 0.0%(8)

LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	38,060	$4,928,718

Total Convertible Preferred Stocks (identified cost $1,998,129)		$4,928,718

Corporate Bonds — 5.7%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$2,973,780

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,494,173

8.00%, 12/15/25(1)	1,500	1,563,105

		$6,031,058

Air Transport — 0.5%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	17,175	$17,044,728

5.75%, 4/20/29(1)	12,875	12,426,950

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	4,983,210

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	6,359,196

United Airlines, Inc.:

4.375%, 4/15/26(1)	4,625	4,470,062

4.625%, 4/15/29(1)	4,625	4,250,121

		$49,534,267

Airlines — 0.1%

Air Canada, 3.875%, 8/15/26(1)	6,850	$6,341,524

		$6,341,524

Auto Components — 0.0%(8)

Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$1,930,342

Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,936,738

		$5,867,080

Automotive — 0.1%

Tenneco, Inc.:

5.125%, 4/15/29(1)	9,050	$8,834,474

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Automotive (continued)

Tenneco, Inc.: (continued)

7.875%, 1/15/29(1)		450	$455,409

			$9,289,883

Building and Development — 0.0%(8)

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	$3,216,544

Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	894,150

			$4,110,694

Business Equipment and Services — 0.6%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$2,007,770

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		42,450	37,489,400

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		7,900	7,900,158

5.75%, 4/15/26(1)		15,225	14,623,308

			$62,020,636

Chemicals — 0.1%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,255,490

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,787,837

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		6,850	6,064,168

			$10,107,495

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$8,009,299

			$8,009,299

Commercial Services & Supplies — 0.0%(8)

GFL Environmental, Inc., 4.25%, 6/1/25(1)		5,300	$5,146,751

			$5,146,751

Communications Equipment — 0.0%(8)

CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$5,571,004

			$5,571,004

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$7,904,335

			$7,904,335

Security	Principal Amount* (000’s omitted)	Value

Diversified Telecommunication Services — 0.6%

Altice France S.A.:

5.125%, 1/15/29(1)	1,300	$1,104,831

5.125%, 7/15/29(1)	57,625	48,878,101

5.50%, 10/15/29(1)	6,455	5,494,077

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,652,920

Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)	4,000	3,486,900

		$64,616,829

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$8,441,104

		$8,441,104

Electronics/Electrical — 0.2%

Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$16,925,923

LogMeIn, Inc., 5.50%, 9/1/27(1)	10,760	9,428,504

		$26,354,427

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$7,972,202

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	2,210,138

		$10,182,340

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$8,965,019

		$8,965,019

Health Care — 0.4%

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	22,800	$19,952,964

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	2,002,467

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	20,766,766

		$42,722,197

Hotels, Restaurants & Leisure — 0.6%

Carnival Corporation., 4.00%, 8/1/28(1)	34,575	$31,169,017

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	14,162,609

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	21,000,760

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,227,786

		$68,560,172

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Household Products — 0.0%(8)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$952,832

		$952,832

Internet Software & Services — 0.1%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$6,142,001

		$6,142,001

IT Services — 0.1%

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	11,185	$9,687,846

		$9,687,846

Leisure Goods/Activities/Movies — 0.0%(8)

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$3,242,432

		$3,242,432

Machinery — 0.2%

Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,065,524

Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	11,775,585

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,893,157

		$16,734,266

Media — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$2,506,798

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,550	2,314,571

5.25%, 8/15/27(1)	2,125	1,989,765

6.375%, 5/1/26	2,896	2,906,551

8.375%, 5/1/27	5,248	5,205,090

Univision Communications, Inc., 4.50%, 5/1/29(1)	9,125	8,201,368

		$23,124,143

Oil, Gas & Consumable Fuels — 0.1%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	1,750	$1,742,387

7.00%, 6/15/25(1)	10,525	10,471,533

		$12,213,920

Packaging & Containers — 0.1%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,300	$2,297,424

Security	Principal Amount* (000’s omitted)	Value

Packaging & Containers (continued)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	5,150	$4,500,611

4.375%, 10/15/28(1)	9,125	8,064,355

		$14,862,390

Pharmaceuticals — 0.2%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	8,675	$7,707,390

5.50%, 11/1/25(1)	8,975	8,700,096

6.125%, 2/1/27(1)	6,075	5,843,725

		$22,251,211

Professional Services — 0.0%(8)

CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$4,903,051

		$4,903,051

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,240,924

		$6,240,924

Software — 0.2%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,314,929

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,125	2,153,539

9.25%, 4/15/25(1)	2,525	2,698,190

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	10,350	9,137,238

		$18,303,896

Specialty Retail — 0.0%(8)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,210,827

		$1,210,827

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$10,162,758

		$10,162,758

Telecommunications — 0.3%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$8,504,400

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,250	$12,695,254

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,243,132

		$28,442,786

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$2,778,382

SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,194,909

		$6,973,291

Utilities — 0.0%(8)

Calpine Corp., 5.25%, 6/1/26(1)	1,109	$1,096,468

		$1,096,468

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,252,326

		$6,252,326

Total Corporate Bonds (identified cost $654,337,179)		$602,573,482

Exchange-Traded Funds — 0.4%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	1,051,000	$46,737,970

Total Exchange-Traded Funds (identified cost $48,242,942)		$46,737,970

Preferred Stocks — 0.1%
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$0

		$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$7,392,450

		$7,392,450

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A, 8.00% (PIK)(5)(6)(7)	7,852	$0

Security		Shares	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, LLC: (continued)

Series B, 10.00% (PIK)(5)(6)(7)		31,998	$0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$7,392,450

Senior Floating-Rate Loans — 85.7%(9)
Borrower/Description	Principal Amount* (000’s omitted)		Value

Aerospace and Defense — 1.7%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,189,685

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,639,771

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	2,963,012

Term Loan, 5.05%, (USD LIBOR + 3.50%), 1/18/27(10)		6,597	6,565,057

Dynasty Acquisition Co., Inc.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		30,484	29,886,088

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26		16,392	16,070,485

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(11)		5,526	5,480,487

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		6,810	5,470,128

Spirit Aerosystems, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 1/15/25		10,437	10,435,517

TransDigm, Inc.:

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,671	30,259,488

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,304	6,194,274

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,691	33,089,374

WP CPP Holdings, LLC, Term Loan, 4.989%, (USD LIBOR + 3.75%), 4/30/25(10)		27,516	26,020,109

			$178,263,475

Airlines — 1.3%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$28,148,715

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		5,875	5,829,469

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Airlines (continued)

American Airlines, Inc.:

Term Loan, 2.448%, (1 mo. USD LIBOR + 1.75%), 6/27/25		13,725	$13,269,988

Term Loan, 1/29/27(12)		5,128	4,934,162

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		16,424	17,064,264

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27		34,225	35,413,360

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		37,493	37,300,234

			$141,960,192

Auto Components — 2.3%

Adient US, LLC, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/10/28		15,101	$15,037,793

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		17,467	17,452,062

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(10)		9,385	8,498,350

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	25,000	25,733,243

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/30/26		19,386	19,114,893

CS Intermediate Holdco 2, LLC, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/2/23		4,991	4,635,734

Dayco Products, LLC, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 5/19/23		14,492	14,371,004

DexKo Global, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(11)	EUR	1,012	1,045,203

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,495,823

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,378,006

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		2,172	2,122,044

Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28		11,403	11,140,731

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR+ 3.50%), 4/30/28	EUR	15,900	16,354,366

Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28		5,696	5,546,845

LTI Holdings, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,694	5,592,087

Borrower/Description	Principal Amount* (000’s omitted)		Value

Auto Components (continued)

LTI Holdings, Inc.: (continued)

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,048	$2,020,627

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,179	3,159,232

Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 7/24/26		1,922	1,909,863

Tenneco, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,052	33,718,895

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	8,933	9,330,042

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/16/26		5,965	5,927,470

Truck Hero, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/31/28		15,429	14,435,524

Visteon Corporation, Term Loan, 2.477%, (USD LIBOR + 1.75%), 3/25/24(10)		2,217	2,191,474

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		8,781	8,227,680

			$237,438,991

Automobiles — 0.6%

Bombardier Recreational Products, Inc., Term Loan, 2.488%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,834	$43,159,171

MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28		15,602	15,329,284

Thor Industries, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 2/1/26		8,457	8,409,510

			$66,897,965

Beverage — 0.3%

Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27		3,439	$3,404,512

City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28		7,040	6,634,847

Naked Juice, LLC, Term Loan, 4.001%, (SOFR + 3.25%), 1/24/29		4,625	4,545,024

Triton Water Holdings, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		19,086	18,592,643

			$33,177,026

Biotechnology — 0.6%

Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26		18,457	$18,134,154

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Biotechnology (continued)

Alltech, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/13/28		7,556	$7,471,057

Grifols Worldwide Operations USA, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/15/27		33,671	32,950,807

			$58,556,018

Building Products — 0.9%

ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		18,858	$16,406,025

Cornerstone Building Brands, Inc., Term Loan, 3.804%, (3 mo. USD LIBOR + 3.25%), 4/12/28		19,810	18,658,965

CP Atlas Buyer, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/23/27		3,980	3,746,222

CPG International, Inc., Term Loan, 4/28/29(12)		13,775	13,671,687

LHS Borrower, LLC, Term Loan, 5.55%, (SOFR + 4.75%), 2/16/29		19,750	19,058,750

MI Windows and Doors, LLC, Term Loan, 4.30%, (SOFR + 3.50%), 12/18/27		6,645	6,600,697

Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		15,609	15,594,743

			$93,737,089

Capital Markets — 3.2%

Advisor Group, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 7/31/26		40,671	$40,590,458

AllSpring Buyer, LLC, Term Loan, 4.31%, (3 mo. USD LIBOR + 3.25%), 11/1/28		6,315	6,310,569

Apex Group Treasury, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 7/27/28		5,996	5,968,718

Aretec Group, Inc., Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,563	18,551,317

Axalta Coating Systems US Holdings, Inc., Term Loan, 2.756%, (3 mo. USD LIBOR + 1.75%), 6/1/24		21,101	20,919,181

CeramTec AcquiCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,252,534

Citco Funding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,738	14,719,203

Clipper Acquisitions Corp., Term Loan, 2.188%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,772	12,607,014

Edelman Financial Center, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/7/28		29,148	28,963,739

EIG Management Company, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,904	2,889,480

FinCo I, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/27/25		24,970	24,870,218

Borrower/Description	Principal Amount* (000’s omitted)		Value

Capital Markets (continued)

Focus Financial Partners, LLC:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,044	$12,982,492

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,029	9,976,028

Franklin Square Holdings, L.P., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,297	6,225,766

Guggenheim Partners, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/21/23		24,324	24,283,211

HighTower Holdings, LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28		9,245	9,160,251

Hudson River Trading, LLC, Term Loan, 3.815%, (SOFR + 3.00%), 3/20/28		25,965	25,660,705

LPL Holdings, Inc., Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 11/12/26		16,031	15,890,729

Mariner Wealth Advisors, LLC:

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		1,192	1,181,571

Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28		8,334	8,260,753

Term Loan, 8/18/28(12)		589	584,129

Term Loan, 8/18/28(12)		3,536	3,504,777

Press Ganey Holdings, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 7/24/26(10)		2,481	2,459,539

Victory Capital Holdings, Inc.:

Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26		13,628	13,532,424

Term Loan, 12/29/28(12)		9,335	9,249,426

			$332,594,232

Chemicals — 3.3%

Apergy Corporation:

Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	$326,429

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,551	1,559,006

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,416	3,576,159

Term Loan, 4.576%, (3 mo. USD LIBOR + 3.75%), 11/24/27		5,074	5,029,482

Atotech B.V.:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,675	2,797,299

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/18/28		20,411	20,274,290

Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	6,266,404

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Charter NEX US, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		8,281	$8,249,742

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,804	2,909,540

Colouroz Investment 1 GmbH:

Term Loan, 5.00%, 9/21/23(10)	EUR	3,049	3,112,182

Term Loan, 9/21/23(12)	EUR	40	40,434

CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27		16,756	15,917,963

Flint Group GmbH:

Term Loan, 9/21/23(12)	EUR	402	410,093

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,390	1,342,208

Term Loan, 9/21/23(12)	EUR	46	47,371

Term Loan, 9/21/23(12)	EUR	106	107,864

Term Loan, 9/21/23(12)	EUR	209	213,757

Flint Group US, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		8,406	8,119,257

Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,019	5,006,748

GEON Performance Solutions, LLC, Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 8/18/28		5,747	5,741,467

Groupe Solmax, Inc., Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 5/29/28		15,582	15,221,207

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,041,856

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,065	5,048,594

INEOS Finance PLC:

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,258	6,518,729

Term Loan, 3.25%, (1 mo. EURIBOR + 2.75%, Floor 0.50%), 11/4/28	EUR	8,900	9,208,318

INEOS Quattro Holdings UK Ltd, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	25,442,676

INEOS Styrolution US Holding, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/26		19,212	19,029,243

INEOS US Finance, LLC, Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/8/28		7,575	7,518,188

Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29		5,700	5,685,750

Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,430,297

Borrower/Description	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Lonza Group AG:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,123	$7,328,542

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	8,475	8,719,045

Term Loan, 5.006%, (6 mo. USD LIBOR + 4.00%), 7/3/28		22,017	21,411,698

LSF11 Skyscraper Holdco S.a r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	11,856,439

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27		4,802	4,774,672

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,347	2,432,389

Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26		9,873	9,801,292

Olympus Water US Holding Corporation:

Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,012	4,933,672

Term Loan, 5.298%, (SOFR + 4.50%), 11/9/28		5,425	5,360,578

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,297,259

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,502	4,460,165

PQ Corporation, Term Loan, 3.739%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,823	8,759,903

Rohm Holding GmbH:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	2,150	2,149,066

Term Loan, 5.269%, (3 mo. USD LIBOR + 4.75%), 7/31/26		16,086	15,603,333

Spectrum Holdings III Corp., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 1/31/25		5,559	5,383,939

Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25		7,689	7,592,965

Trinseo Materials Operating S.C.A.:

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,717	7,638,139

Term Loan, 9/6/24(12)		6,750	6,687,421

Tronox Finance, LLC:

Term Loan, 3.215%, (USD LIBOR + 2.25%), 3/10/28(10)		11,570	11,480,403

Term Loan, 4/4/29(12)		3,675	3,665,813

W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28		9,526	9,474,922

			$352,004,208

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Clothing/Textiles — 0.0%(8)

Samsonite International S.A., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,725	$2,686,192

			$2,686,192

Commercial Services & Supplies — 2.1%

Allied Universal Holdco, LLC:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	4,484	$4,529,087

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 5/12/28		12,786	12,481,027

Asplundh Tree Expert, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,323	8,254,583

Belfor Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 4/6/26		2,627	2,627,402

Clean Harbors, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 10/8/28		5,461	5,449,707

Covanta Holding Corporation:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		1,837	1,831,484

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/30/28		138	137,190

EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,758	17,536,484

Garda World Security Corporation:

Term Loan, 4.874%, (SOFR + 4.25%), 2/1/29		6,375	6,311,250

Term Loan, 4.92%, (1 mo. USD LIBOR + 4.25%), 10/30/26		11,995	11,910,171

GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,619	7,613,036

Harsco Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,424	3,325,681

IRI Holdings, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,107	22,109,751

Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,206	6,204,209

KAR Auction Services, Inc., Term Loan, 3.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,285	3,276,305

LABL, Inc., Term Loan, 5.764%, (1 mo. USD LIBOR + 5.00%), 10/29/28		8,703	8,553,058

Monitronics International, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		16,929	13,091,776

PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (1 mo. USD LIBOR + 4.25%), 12/15/28		13,466	13,297,922

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25		8,574	7,973,415

Borrower/Description	Principal Amount* (000’s omitted)		Value

Commercial Services & Supplies (continued)

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(10)		18,588	$18,391,590

SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,727,220

SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		27,473	27,250,154

Tempo Acquisition, LLC, Term Loan, 8/31/28(12)		2,500	2,486,720

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(10)		1,778	1,768,612

TruGreen Limited Partnership, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,049	4,039,891

US Ecology Holdings, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,542	2,533,954

Werner FinCo L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24		4,643	4,590,977

			$224,302,656

Communications Equipment — 0.3%

CommScope, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,606	$18,916,821

Digi International, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 11/1/28		5,651	5,633,556

Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28		6,923	6,645,780

			$31,196,157

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 4/30/29(12)		13,300	$12,751,375

Quikrete Holdings, Inc.:

Term Loan, 3.389%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,292	4,177,464

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/11/28		22,225	21,699,467

			$38,628,306

Containers & Packaging — 1.3%

Berlin Packaging, LLC, Term Loan, 4.338%, (USD LIBOR + 3.75%), 3/11/28(10)		15,074	$14,942,350

Berry Global, Inc., Term Loan, 2.238%, (1 mo. USD LIBOR + 1.75%), 7/1/26		6,443	6,355,763

BWAY Holding Company, Term Loan, 3.705%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,054	10,864,144

Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(12)		13,325	13,170,550

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	29,250	29,954,719

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Containers & Packaging (continued)

Pregis TopCo Corporation:

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	1,995	$1,961,545

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 7/31/26	1,368	1,345,893

Pretium PKG Holdings, Inc.:

Term Loan, 4.733%, (USD LIBOR + 4.00%), 10/2/28(10)	7,157	6,962,927

Term Loan - Second Lien, 7.25%, (USD LIBOR + 6.75%, Floor 0.50%), 10/1/29(10)	6,675	6,441,375

Pro Mach Group, Inc.:

Term Loan, 4.00%, 8/31/28(11)	183	182,330

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/31/28	2,658	2,649,040

Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(10)	22,921	22,628,565

Reynolds Group Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/20/28	16,990	16,601,293

Trident TPI Holdings, Inc.:

Term Loan, 4.479%, (1 mo. USD LIBOR + 4.00%), 9/15/28(11)	1,050	1,038,927

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/15/28	7,385	7,306,627

		$142,406,048

Distributors — 0.5%

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	20,894	$20,632,574

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	478	382,321

White Cap Buyer, LLC, Term Loan, 4.45%, (SOFR + 3.75%), 10/19/27	28,649	28,013,123

		$49,028,018

Diversified Consumer Services — 0.6%

Ascend Learning, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/11/28	15,481	$15,315,263

Term Loan - Second Lien, 6.514%, (1 mo. USD LIBOR + 5.75%), 12/10/29	5,243	5,193,074

FrontDoor, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/17/28	868	865,181

KUEHG Corp.:

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	28,786	28,560,324

Term Loan - Second Lien, 9.256%, (3 mo. USD LIBOR + 8.25%), 8/22/25	4,425	4,426,381

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Consumer Services (continued)

Sotheby’s, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,046	$4,049,897

			$58,410,120

Diversified Financial Services — 0.4%

Concorde Midco Ltd, Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$9,166,540

Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	19,258	20,221,394

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,129,633

Term Loan, 5.473%, (SONIA + 4.75%), 7/23/25	GBP	8,675	10,622,037

			$45,139,604

Diversified Telecommunication Services — 3.4%

Altice France S.A.:

Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,572	$11,510,439

Term Loan, 4.732%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,426	4,389,127

CenturyLink, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,279	48,296,172

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,410,188

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,634	5,473,302

LCPR Loan Financing, LLC, Term Loan, 4.304%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,647,937

Level 3 Financing, Inc., Term Loan, 2.514%, (1 mo. ‘USD LIBOR + 1.75%), 3/1/27		1,098	1,062,359

Numericable Group S.A.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	11,996	12,308,302

Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,749	20,404,492

Telenet Financing USD, LLC, Term Loan, 2.554%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,674,459

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,099,202

UPC Broadband Holding B.V.:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	4,964,078

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,370,664

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Diversified Telecommunication Services (continued)

UPC Broadband Holding B.V.: (continued)

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	$14,318,840

UPC Financing Partnership, Term Loan, 3.554%, (1 mo. USD LIBOR + 3.00%), 1/31/29		31,300	31,056,862

Virgin Media Bristol, LLC:

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,696,946

Term Loan, 3.804%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	498,299

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	8,792,542

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	11,884,931

Term Loan, 3.973%, (SONIA + 3.25%), 1/15/27	GBP	8,175	10,037,653

Term Loan, 3.973%, (SONIA + 3.25%), 11/15/27	GBP	600	737,090

Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,162	4,209,559

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	24,150	24,553,505

Ziggo Financing Partnership, Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/30/28		45,075	44,276,812

			$357,673,760

Electrical Equipment — 0.2%

Brookfield WEC Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/1/25		7,640	$7,520,838

GrafTech Finance, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/12/25		3,660	3,645,850

II-VI Incorporated, Term Loan, 12/8/28(12)		12,650	12,615,213

			$23,781,901

Electronic Equipment, Instruments & Components — 1.0%

Celestica, Inc., Term Loan, 2.823%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	$3,960,148

Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28		18,728	18,426,653

CPI International, Inc., Term Loan, 4.488%, (USD LIBOR + 3.25%, Floor 1.00%), 7/26/24(10)		9,501	9,447,184

Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28		11,500	11,068,750

DG Investment Intermediate Holdings 2, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/31/28		995	986,530

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,866	1,939,077

Borrower/Description	Principal Amount* (000’s omitted)		Value

Electronic Equipment, Instruments & Components (continued)

Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		8,329	$8,244,343

Robertshaw US Holding Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,074	15,349,303

TTM Technologies, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/28/24		1,605	1,606,785

Verifone Systems, Inc., Term Loan, 4.498%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,837	13,603,819

Verisure Holding AB:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,592,258

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	15,810,012

			$105,034,862

Energy Equipment & Services — 0.2%

Ameriforge Group, Inc.:

Term Loan, 12.603%, (USD LIBOR + 13.00%, Floor 1.00%), 12/29/23(11)		3,013	$1,506,412

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		23,692	11,845,857

Lealand Finance Company B.V.:

Letter of Credit, 4.486%, 6/28/24(11)		9,039	7,367,087

Term Loan, 4.763%, (1 mo. USD LIBOR + 4.00%), 1.763% cash, 3.00% PIK, 6/30/25		2,405	1,262,868

			$21,982,224

Engineering & Construction — 1.3%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		15,998	$15,888,038

Amentum Government Services Holdings, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,407	9,378,039

Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29(10)		10,625	10,581,841

American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27		7,563	7,459,480

APi Group DE, Inc.:

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/1/26		12,964	12,904,945

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/3/29		12,372	12,342,639

Artera Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/6/25		13,126	12,338,264

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Engineering & Construction (continued)

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.294%, (USD LIBOR + 4.25%), 6/21/24(10)		19,911	$18,928,014

Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28		8,438	8,352,098

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		11,260	11,252,959

Osmose Utilities Services, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/23/28		4,919	4,860,602

Pike Corporation, Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,260	3,248,557

USIC Holdings, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/12/28		6,020	5,969,226

			$133,504,702

Entertainment — 2.2%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,571	$3,561,811

AMC Entertainment Holdings, Inc., Term Loan, 3.488%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,752	17,685,842

City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28		14,264	13,907,644

Creative Artists Agency, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/27/26		9,416	9,392,100

Crown Finance US, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		24,330	18,639,252

Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		2,800	2,994,061

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		6,248	7,240,880

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		62,085	61,929,482

Live Nation Entertainment, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,709	15,411,468

Playtika Holding Corp., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/13/28		33,749	33,441,567

Renaissance Holding Corp.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/30/25		9,018	8,951,125

Term Loan, 5.00%, (SOFR + 4.50%, Floor 0.50%), 3/30/29		2,575	2,571,781

Term Loan - Second Lien, 7.764%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,157,423

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		28,382	28,014,422

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	3,391,804

			$230,290,662

Borrower/Description	Principal Amount* (000’s omitted)		Value

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,745	$8,700,888

			$8,700,888

Food & Staples Retailing — 0.0%(8)

BJ’s Wholesale Club, Inc., Term Loan, 2.525%, (1 mo. USD LIBOR + 2.00%), 2/3/24		1,318	$1,319,563

			$1,319,563

Food Products — 1.6%

8th Avenue Food & Provisions, Inc., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,642	$5,931,801

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		4,851	4,536,081

CHG PPC Parent, LLC:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,066,384

Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 12/8/28		5,825	5,737,625

Del Monte Foods, Inc., Term Loan, 2/15/29(12)		6,325	6,261,750

Froneri International, Ltd., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/29/27		18,103	17,683,941

H Food Holdings, LLC:

Term Loan, 4.451%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,493	8,160,589

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/23/25		5,563	5,363,782

JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		52,089	51,971,800

Monogram Food Solutions, LLC, Term Loan, 4.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,010	5,949,838

Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,516	10,456,333

Shearer’s Foods, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/23/27		2,881	2,796,221

Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24		2,320	2,322,600

Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28		6,155	6,111,983

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	11,182,383

Term Loan, 4.089%, (SONIA + 3.50%), 3/28/25	GBP	2,000	2,511,365

United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 4/23/28	EUR	8,400	8,606,812

UTZ Quality Foods, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,052	2,036,634

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Food Products (continued)

Valeo F1 Company Limited (Ireland):

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	8,550	$8,726,680

Term Loan, 5.691%, (SONIA + 5.00%), 6/28/28	GBP	2,500	3,013,951

			$171,428,553

Gas Utilities — 0.3%

CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28		27,757	$27,722,410

			$27,722,410

Health Care Equipment & Supplies — 1.0%

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		8,229	$8,208,802

CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,748	6,672,415

Gloves Buyer, Inc., Term Loan, 4.671%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,308	12,154,478

ICU Medical, Inc., Term Loan, 3.00%, (SOFR + 2.50%, Floor 0.50%), 1/8/29		7,475	7,464,490

Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28		23,583	22,227,360

Medline Borrower, L.P., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 10/23/28		28,600	28,148,263

Ortho-Clinical Diagnostics S.A., Term Loan, 3.452%, (1 mo. USD LIBOR + 3.00%), 6/30/25		16,226	16,206,868

			$101,082,676

Health Care Providers & Services — 5.4%

ADMI Corp., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/23/27		1,122	$1,111,087

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28		16,409	16,388,303

Biogroup-LCD, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	10,853,695

BW NHHC Holdco, Inc., Term Loan, 5.488%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,790	10,434,363

CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,150	7,450,961

Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27		9,845	9,727,652

CCRR Parent, Inc., Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/6/28		4,781	4,803,767

Cerba Healthcare S.A.S.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	12,725	13,077,453

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Cerba Healthcare S.A.S.: (continued)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	6,200	$6,371,726

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	8,620,409

CHG Healthcare Services, Inc., Term Loan, 4.998%, (USD LIBOR + 3.50%), 9/29/28(10)		12,711	12,649,946

Covis Finco S.a.r.l., Term Loan, 6.787%, (SOFR + 6.50%), 2/18/27		13,575	12,353,250

Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	16,850	17,487,053

Electron BidCo, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/1/28		18,100	17,979,798

Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	4,100	4,250,685

Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26		14,813	14,784,924

Envision Healthcare Corporation, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,060	29,020,436

Hanger, Inc., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,664	11,638,479

IVC Acquisition, Ltd.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	8,710	9,066,868

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	19,100	19,944,447

Term Loan, 5.255%, (SONIA + 4.50%), 2/13/26	GBP	950	1,179,273

LSCS Holdings, Inc., Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 12/16/28		9,177	9,125,379

MDVIP, Inc., Term Loan, 4.344%, (1 mo. USD LIBOR + 3.75%), 10/16/28		5,575	5,551,769

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(11)		2,792	2,773,386

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28		14,658	14,560,275

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 7.00%, Floor 0.50%), 11/1/29		9,500	9,179,375

Mehilainen Yhtiot Oy, Term Loan, 3.525%, (EURIBOR + 3.525%), 8/11/25(10)	EUR	7,525	7,789,654

Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28		15,226	14,972,070

National Mentor Holdings, Inc.:

Term Loan, 4.653%, (USD LIBOR + 3.75%), 3/2/28(10)		19,789	19,063,660

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28		540	520,401

Term Loan - Second Lien, 8.26%, (3 mo. USD LIBOR + 7.25%), 3/2/29		5,525	5,331,625

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Providers & Services (continued)

Option Care Health, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/27/28		7,406	$7,389,077

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		4,789	4,758,882

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,345,105

Pediatric Associates Holding Company, LLC:

Term Loan, 1.724%, (3 mo. USD LIBOR + 3.25%), 12/29/28(11)		1,036	1,027,118

Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		6,839	6,778,976

PetVet Care Centers, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/14/25		5,927	5,897,664

Phoenix Guarantor, Inc.:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/5/26		23,556	23,207,435

Term Loan, 4.132%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,459	10,304,270

Radiology Partners, Inc., Term Loan, 4.846%, (1 mo. USD LIBOR + 4.25%), 7/9/25		26,942	26,529,003

Radnet Management, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		13,324	13,216,052

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,100	9,561,052

Select Medical Corporation, Term Loan, 3.02%, (1 mo. USD LIBOR + 2.25%), 3/6/25		45,148	44,865,416

Signify Health, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/22/28		8,599	8,509,774

Sound Inpatient Physicians, Term Loan, 3.668%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,357	2,349,083

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		24,231	24,042,953

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,200,857

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,332	5,950,307

TTF Holdings, LLC, Term Loan, 5.063%, (1 mo. USD LIBOR + 4.25%), 3/31/28		5,469	5,428,361

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		17,062	16,885,048

WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		15,350	15,208,013

			$564,516,615

Borrower/Description	Principal Amount* (000’s omitted)		Value

Health Care Technology — 1.8%

athenahealth, Inc.:

Term Loan, 1.75%, 2/15/29(11)		2,120	$2,099,959

Term Loan, 4.009%, (SOFR + 3.50%), 2/15/29		12,505	12,389,760

Bracket Intermediate Holding Corp., Term Loan, 5.219%, (3 mo. USD LIBOR + 4.25%), 9/5/25		13,000	12,938,640

Certara L.P., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,836	1,817,764

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		21,363	21,340,225

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		9,139	9,124,076

GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24		8,948	8,892,031

Imprivata, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/1/27		23,963	23,880,828

Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/1/27		3,300	3,305,501

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		16,475	16,372,031

Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 12/17/29		8,775	8,653,247

Navicure, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,899	12,903,182

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		4,257	4,219,751

Project Ruby Ultimate Parent Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		11,657	11,551,612

Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27		12,980	12,902,092

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,246	27,224,973

			$189,615,672

Hotels, Restaurants & Leisure — 3.2%

1011778 B.C. Unlimited Liability Company, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 11/19/26		34,767	$34,162,384

Carnival Corporation:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		3,737	3,689,318

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,931	9,335,151

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		34,937	34,457,048

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Hotels, Restaurants & Leisure (continued)

Churchill Downs Incorporated, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,351	$3,338,683

ClubCorp Holdings, Inc., Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,271	20,766,927

Fertitta Entertainment, LLC, Term Loan, 4.70%, (SOFR + 4.00%), 1/27/29		24,462	24,375,456

Four Seasons Hotels Limited, Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,479	4,474,534

Golden Nugget, LLC, Term Loan, 13.00%, (1 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,006,250

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	22,017,473

Herschend Entertainment Company, LLC, Term Loan, 4.56%, (1 mo. USD LIBOR + 3.75%), 8/27/28		4,129	4,108,604

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,079	9,053,844

IRB Holding Corp.:

Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27		31,736	31,359,089

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25		2,136	2,119,500

NCL Corporation Limited, Term Loan, 1/2/24(12)		4,500	4,404,375

Oravel Stays Singapore Pte, Ltd., Term Loan, 9.21%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,434	5,461,107

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		19,766	19,485,631

Raptor Acquisition Corp., Term Loan, 4.934%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,339	8,321,514

Scientific Games Holdings, L.P.:

Term Loan, 4/14/29(12)		7,500	7,443,750

Term Loan, 4.175%, (SOFR + 3.50%), 4/4/29		10,000	9,909,820

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		10,025	9,894,305

Stars Group Holdings B.V. (The):

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	11,644,449

Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,491	29,359,534

Travel Leaders Group, LLC, Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,074	14,245,210

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		12,968	12,862,943

			$338,296,899

Borrower/Description	Principal Amount* (000’s omitted)		Value

Household Durables — 0.8%

CFS Brands, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,653	$3,543,737

Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25		7,684	7,946,924

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,432	13,382,025

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,365	40,038,997

Solis IV B.V.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 2/26/29		7,500	7,155,465

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,500	4,683,981

Spectrum Brands, Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,208	4,175,944

			$80,927,073

Household Products — 0.4%

Diamond (BC) B.V., Term Loan, 3.988%, (USD LIBOR + 2.75%), 9/29/28(10)		8,579	$8,306,133

Energizer Holdings, Inc., Term Loan, 2.938%, (1 mo. USD LIBOR + 2.25%), 12/22/27		7,614	7,558,947

Kronos Acquisition Holdings, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 12/22/26		10,622	9,917,914

Term Loan, 7.00%, (SOFR + 6.00%, Floor 1.00%), 12/22/26		5,137	5,105,018

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	11,363,489

			$42,251,501

Independent Power and Renewable Electricity Producers — 0.1%

Calpine Corporation:

Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 4/5/26		4,443	$4,390,134

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 12/16/27		10,735	10,643,139

Longview Power LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		587	596,181

			$15,629,454

Industrial Conglomerates — 0.3%

Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	$15,855,161

SPX Flow, Inc., Term Loan, 5.30%, (SOFR + 4.60%), 4/5/29		19,650	19,152,619

			$35,007,780

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Insurance — 1.3%

Alliant Holdings Intermediate, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,862	$5,815,806

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,790	4,751,643

Term Loan, 4.051%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,366	13,301,255

AmWINS Group, Inc., Term Loan, 3.012%, (USD LIBOR + 2.25%), 2/19/28(10)		31,230	30,722,340

AssuredPartners, Inc.:

Term Loan, 4.20%, (SOFR + 3.50%), 2/12/27		5,375	5,302,771

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		13,438	13,273,166

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,441	3,398,294

Financiere CEP SAS, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,334,263

Hub International Limited:

Term Loan, 4.213%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,253	15,109,262

Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,419	5,399,632

NFP Corp., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,595	25,179,256

USI, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,785	8,717,835

Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,441	3,414,794

			$138,720,317

Interactive Media & Services — 0.5%

Buzz Merger Sub, Ltd.:

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,040	$3,998,140

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 1/29/27		435	433,697

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,073	8,019,330

Foundational Education Group, Inc., Term Loan, 4.45%, (SOFR + 4.25%), 8/31/28		6,933	6,923,959

Getty Images, Inc.:

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,929,104

Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,063	23,011,114

Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,316,969

			$52,632,313

Borrower/Description	Principal Amount* (000’s omitted)		Value

Internet & Direct Marketing Retail — 0.5%

Adevinta ASA:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	8,075	$8,413,764

Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,159	2,139,125

CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27		10,818	10,717,811

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	8,375,063

Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		5,192	5,140,472

PUG, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/12/27		12,967	12,675,083

Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	3,013,723

			$50,475,041

IT Services — 3.3%

Asurion, LLC:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,166	$2,148,300

Term Loan, 3.889%, (1 mo. USD LIBOR + 3.125%), 11/3/23		17,397	17,349,788

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,456	3,383,883

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,781	11,530,654

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,155,301

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		25,436	25,139,649

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/1/24		9,812	9,756,798

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		25,135	24,108,722

EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28		5,075	5,069,108

Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27		57,907	57,859,138

Go Daddy Operating Company, LLC, Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,385	45,112,252

Indy US Bidco, LLC:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,707	5,983,800

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/5/28		6,192	6,170,449

Informatica, LLC, Term Loan, 3.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		32,075	31,687,438

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

IT Services (continued)

Intrado Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24(10)		4,298	$4,032,943

NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28		16,284	16,117,958

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		16,514	16,152,363

Skopima Merger Sub, Inc., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 5/12/28		15,572	15,384,889

Syniverse Holdings, Inc., Term Loan, 6.038%, (3 mo. USD LIBOR + 5.00%), 3/9/23		17,432	17,283,095

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	627,238

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	10,547	10,976,661

West Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		3,354	3,117,886

WEX, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,960	3,930,054

			$347,078,367

Leisure Products — 0.3%

Amer Sports Oyj, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$12,509,518

Aristocrat Technologies, Inc., Term Loan, 2.813%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	7,461,632

Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		3,956	3,936,585

Hayward Industries, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,194	9,111,006

SRAM, LLC, Term Loan, 3.297%, (USD LIBOR + 2.75%, Floor 0.50%), 5/18/28(10)		2,487	2,468,618

			$35,487,359

Life Sciences Tools & Services — 2.1%

Avantor Funding, Inc.:

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	19,552	$20,464,587

Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 11/21/24		1,551	1,547,974

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 11/8/27		19,970	19,865,109

Cambrex Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/4/26		4,960	4,944,425

Catalent Pharma Solutions, Inc., Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,040	1,036,901

Curia Global, Inc., Term Loan, 4.988%, (USD LIBOR + 3.75%), 8/30/26(10)		23,143	23,038,726

Borrower/Description	Principal Amount* (000’s omitted)		Value

Life Sciences Tools & Services (continued)

ICON Luxembourg S.a.r.l.:

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		58,787	$58,437,491

Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28		14,647	14,573,677

IQVIA, Inc., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,426,537

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	5,775	5,908,045

Loire Finco Luxembourg S.a.r.l., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,022	2,976,266

Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,004	7,951,911

Parexel International Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 11/15/28		28,695	28,535,617

Sotera Health Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,694,430

			$219,401,696

Machinery — 3.7%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,308,108

AI Aqua Merger Sub, Inc., Term Loan, 7/31/28(12)		11,679	11,537,625

Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26		18,628	18,424,556

Ali Group S.R.L., Term Loan, 10/13/28(12)		18,775	18,443,509

Alliance Laundry Systems, LLC, Term Loan, 4.518%, (USD LIBOR + 3.50%), 10/8/27(10)		11,044	10,999,000

American Trailer World Corp., Term Loan, 4.30%, (SOFR + 3.50%), 3/3/28		32,184	30,091,594

Apex Tool Group, LLC, Term Loan, 5.75%, (SOFR + 5.25%, Floor 0.50%), 2/8/29		26,197	25,214,206

Clark Equipment Company, Term Loan, 4/20/29(12)		11,600	11,584,468

Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,577	24,094,186

CPM Holdings, Inc., Term Loan, 3.955%, (1 mo. USD LIBOR + 3.50%), 11/17/25		4,738	4,696,213

Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,769	4,673,130

DiversiTech Holdings, Inc.:

Term Loan, 3.75%, 12/22/28(11)		2,451	2,413,635

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28		11,849	11,665,902

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,821	11,058,495

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Machinery (continued)

Engineered Machinery Holdings, Inc.: (continued)

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28		17,355	$17,308,042

Term Loan - Second Lien, 7.006%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	2,000,000

EWT Holdings III Corp., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,536	8,512,386

Filtration Group Corporation:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,961	3,085,688

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,429	6,354,361

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 10/21/28		1,384	1,369,848

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,332	8,693,284

Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 3/31/27		20,231	19,898,902

Granite Holdings US Acquisition Co., Term Loan, 5.006%, (USD LIBOR + 4.00%), 9/30/26		17,567	17,446,456

Illuminate Buyer, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,672	13,216,792

Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		46,967	45,804,438

Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,886	1,875,011

Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25		22,893	22,441,172

TK Elevator Topco GmbH, Term Loan, 3.63%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	9,725	10,024,277

Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27		7,613	7,543,742

Welbilt, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,083

Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	11,775	12,189,126

Zurn Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 10/4/28		3,965	3,958,453

			$393,923,688

Media — 2.3%

Axel Springer SE, Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	8,500	$8,976,421

Charter Communications Operating, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,653	6,581,038

CMG Media Corporation, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/26		17,589	17,356,537

Borrower/Description	Principal Amount* (000’s omitted)	Value

Media (continued)

CSC Holdings, LLC:

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 7/17/25	25,398	$25,010,938

Term Loan, 2.804%, (1 mo. USD LIBOR + 2.25%), 1/15/26	4	4,087

Term Loan, 3.054%, (1 mo. USD LIBOR + 2.50%), 4/15/27	13,176	12,967,395

Diamond Sports Group, LLC:

Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	5,054	5,169,996

Term Loan - Second Lien, 3.656%, (SOFR + 3.25%), 8/24/26	23,242	7,757,165

Entercom Media Corp., Term Loan, 3.249%, (1 mo. USD LIBOR + 2.50%), 11/18/24	1,398	1,370,695

Entravision Communications Corporation, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 11/29/24	7,190	7,079,863

Gray Television, Inc., Term Loan, 3.455%, (1 mo. USD LIBOR + 3.00%), 12/1/28	11,895	11,829,931

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	7,019	6,996,882

iHeartCommunications, Inc., Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,349,108

Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(10)	6,403	6,354,600

Mission Broadcasting, Inc., Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,672	3,647,003

MJH Healthcare Holdings, LLC, Term Loan, 4.122%, (SOFR + 3.60%), 1/28/29	3,725	3,687,750

Nexstar Broadcasting, Inc.:

Term Loan, 2.955%, (1 mo. USD LIBOR + 2.50%), 9/18/26	6,136	6,094,594

Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 1/17/24	10,792	10,769,647

Recorded Books, Inc., Term Loan, 4.551%, (1 mo. USD LIBOR + 4.00%), 8/29/25	12,877	12,849,613

Sinclair Television Group, Inc.:

Term Loan, 3.27%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,264	6,056,868

Term Loan, 3.77%, (1 mo. USD LIBOR + 3.00%), 4/1/28	23,020	22,223,990

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	36,817	36,701,797

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,482	18,345,205

		$240,181,123

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Metals/Mining — 0.5%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25	3,081	$3,184,496

Dynacast International, LLC:

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 7/22/25	15,415	15,029,583

Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	3,080	3,065,074

WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	9,193	9,110,704

Zekelman Industries, Inc., Term Loan, 2.632%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,776	19,463,122

		$49,852,979

Oil, Gas & Consumable Fuels — 1.5%

Buckeye Partners L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	13,328	$13,261,407

Centurion Pipeline Company, LLC:

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,120	3,088,499

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 9/28/25	1,629	1,612,063

CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	2,511	2,494,150

CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	22,786	22,793,034

Delek US Holdings, Inc.:

Term Loan, 2.999%, (1 mo. USD LIBOR + 2.25%), 3/31/25	3,364	3,308,232

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	5,768	5,744,140

Freeport LNG Investments, LLLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28	16,959	16,881,001

GIP II Blue Holding, L.P, Term Loan, 5.506%, (3 mo. USD LIBOR + 4.50%), 9/29/28	16,895	16,876,355

ITT Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 7/10/28	7,413	7,340,935

Matador Bidco S.a.r.l., Term Loan, 5.514%, (1 mo. USD LIBOR + 4.75%), 10/15/26	32,570	32,581,808

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	9,726	9,693,715

Oxbow Carbon, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 10/17/25	5,628	5,607,903

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	5,729	5,761,381

Borrower/Description	Principal Amount* (000’s omitted)		Value

Oil, Gas & Consumable Fuels (continued)

RDV Resources Properties, LLC, Term Loan, 11.00%, (USD Prime + 7.50%), 3/29/24		1,819	$1,800,578

UGI Energy Services, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/13/26		9,992	9,989,320

			$158,834,521

Paper & Forest Products — 0.0%(8)

Clearwater Paper Corporation, Term Loan, 3.625%, (3 mo. USD LIBOR + 3.00%), 7/26/26		347	$345,762

Neenah, Inc., Term Loan, 3.813%, (1 mo. USD LIBOR + 3.00%), 4/6/28		3,523	3,516,036

			$3,861,798

Personal Products — 0.4%

HLF Financing S.a.r.l., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 8/18/25		9,738	$9,616,212

Rainbow Finco S.a r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 1/28/29	EUR	14,125	14,627,989

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26		15,085	14,982,551

			$39,226,752

Pharmaceuticals — 2.1%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$3,064,901

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	13,000	13,484,638

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		6,048	6,070,945

Amneal Pharmaceuticals, LLC, Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,461	22,235,900

Bausch Health Companies, Inc.:

Term Loan, 2/1/27(12)		10,000	9,706,250

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 6/2/25		48,345	48,194,178

Elanco Animal Health Incorporated, Term Loan, 2.205%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,420	1,394,134

Horizon Therapeutics USA, Inc.:

Term Loan, 2.438%, (1 mo. USD LIBOR + 1.75%), 3/15/28		16,781	16,584,722

Term Loan, 2.688%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,724,051

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28		15,384	15,377,335

Mallinckrodt International Finance S.A.:

Term Loan, 6.246%, (3 mo. USD LIBOR + 5.25%), 9/24/24		44,121	41,231,259

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Pharmaceuticals (continued)

Mallinckrodt International Finance S.A.: (continued)

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,153	$9,459,918

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	5,436,521

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	2,375	2,360,919

Padagis, LLC, Term Loan, 5.719%, (3 mo. USD LIBOR + 4.75%), 7/6/28		6,154	6,154,412

PharmaZell GmbH, Term Loan, 5/12/27(12)	EUR	1,800	1,872,800

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	13,725	14,081,014

			$224,433,897

Professional Services — 1.8%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,490	$3,624,563

Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28		11,113	11,012,424

APFS Staffing Holdings, Inc., Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/29/28		3,725	3,714,913

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	7,525	7,794,615

Brown Group Holding, LLC, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/7/28		12,725	12,560,680

CoreLogic, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		51,740	48,764,950

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (SOFR + 3.75%, Floor 1.00%), 4/9/27		17,601	17,578,682

EAB Global, Inc., Term Loan, 4.738%, (USD LIBOR + 3.50%), 8/16/28(10)		14,613	14,468,761

Employbridge, LLC, Term Loan, 5.756%, (3 mo. USD LIBOR + 4.75%), 7/14/28		20,915	20,682,870

First Advantage Holdings, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,833,927

Rockwood Service Corporation, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 1/23/27		5,499	5,493,629

Trans Union, LLC, Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 12/1/28		32,434	32,131,833

Vaco Holdings, LLC, Term Loan, 5.801%, (SOFR + 5.00%), 1/21/29		3,716	3,718,010

			$187,379,857

Real Estate Management & Development — 0.4%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 8/21/25		29,539	$29,274,015

Borrower/Description	Principal Amount* (000’s omitted)		Value

Real Estate Management & Development (continued)

RE/MAX International, Inc., Term Loan, 3.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,500	$16,190,932

			$45,464,947

Road & Rail — 1.6%

Avis Budget Car Rental, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.75%), 8/6/27		7,031	$6,889,427

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		45,802	44,809,999

Hertz Corporation (The):

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28		13,571	13,532,430

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,577	2,569,615

Kenan Advantage Group, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/24/26		22,249	22,079,665

PODS, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		3,861	3,824,599

Uber Technologies, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 4/4/25		41,541	41,459,884

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/25/27		24,852	24,787,500

XPO Logistics, Inc., Term Loan, 2.202%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,245,344

			$164,198,463

Semiconductors & Semiconductor Equipment — 1.2%

Altar Bidco, Inc.:

Term Loan, 3.85%, (SOFR + 3.35%), 2/1/29		23,875	$23,576,562

Term Loan - Second Lien, 6.10%, (3 mo. USD LIBOR + 5.60%, Floor 0.50%), 2/1/30		6,650	6,577,961

Bright Bidco B.V., Term Loan, 4.774%, (6 mo. USD LIBOR + 3.50%), 6/30/24		17,735	8,379,702

Entegris, Inc., Term Loan, 3/2/29(12)		2,500	2,503,125

MACOM Technology Solutions Holdings, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,363,204

MaxLinear, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 6/23/28		6,856	6,813,576

MKS Instruments, Inc.:

Term Loan, 4/8/29(12)		47,750	47,660,469

Term Loan, 4/11/29(12)	EUR	5,625	5,926,678

Synaptics Incorporated, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		4,776	4,761,075

Ultra Clean Holdings, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 8/27/25		18,007	17,984,499

			$125,546,851

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software — 14.4%

Applied Systems, Inc.:

Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24		48,880	$48,812,978

Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,707	3,713,231

AppLovin Corporation:

Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 10/25/28		17,855	17,762,260

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 8/15/25		43,228	43,099,221

Aptean, Inc.:

Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 4/23/26		24,783	24,651,087

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,550	6,509,063

AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28		3,819	3,809,765

Astra Acquisition Corp.:

Term Loan, 6.014%, (1 mo. USD LIBOR + 5.25%), 10/25/28		21,870	21,241,420

Term Loan - Second Lien, 9.639%, (1 mo. USD LIBOR + 8.88%), 10/22/29		20,175	19,855,569

Avaya, Inc., Term Loan, 4.554%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	1,578,000

Banff Merger Sub, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,915	2,003,695

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/2/25		36,274	35,870,234

Term Loan - Second Lien, 6.264%, (1 mo. USD LIBOR + 5.50%), 2/27/26		13,521	13,379,216

Barracuda Networks, Inc.:

Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25		20,464	20,457,478

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 10/30/28		9,996	10,046,059

Cast and Crew Payroll, LLC:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,526	8,498,144

Term Loan, 4.45%, (SOFR + 3.75%), 12/29/28		6,185	6,161,308

CentralSquare Technologies, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,649	17,506,364

Ceridian HCM Holding, Inc., Term Loan, 3.264%, (1 mo. USD LIBOR + 2.50%), 4/30/25		10,060	9,951,092

Cloudera, Inc.:

Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/8/28		31,150	30,721,688

Term Loan - Second Lien, 6.764%, (1 mo. USD LIBOR + 6.00%), 10/8/29		8,550	8,336,250

ConnectWise, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 9/29/28		13,466	13,385,453

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28		16,353	$16,112,562

Cornerstone OnDemand, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,700	15,513,563

Cvent, Inc., Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 11/29/24		6,040	6,034,633

Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		13,596	13,437,251

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		16,423	16,371,238

ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27		27,060	26,992,530

Epicor Software Corporation, Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 7/30/27		54,280	54,026,649

Finastra USA, Inc.:

Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24		66,692	64,915,196

Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	24,890,130

Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,897	5,871,661

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,532	23,757,864

Greeneden U.S. Holdings II, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,234	1,301,390

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/1/27		13,786	13,755,339

Hyland Software, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 7/1/24		61,651	61,515,623

Term Loan - Second Lien, 7.014%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,749,125

IGT Holding IV AB:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/28	EUR	6,205	6,390,060

Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 3/31/28		5,643	5,600,678

Ivanti Software, Inc.:

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,371	5,265,011

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		21,875	21,439,884

Term Loan - Second Lien, 7.773%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	9,611,872

MA FinanceCo., LLC:

Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(10)	EUR	5,038	5,294,550

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		12,616	12,567,157

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Magenta Buyer, LLC:

Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28		51,367	$50,853,206

Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	16,053,688

Marcel LUX IV S.a.r.l.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,072,092

Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/15/26		11,657	11,624,494

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 12/31/27		731	728,587

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		5,237	5,210,691

Maverick Bidco, Inc.:

Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,125	11,028,012

Term Loan - Second Lien, 7.989%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,175	3,143,250

McAfee, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 3/1/29	EUR	16,650	17,416,709

Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29		38,675	38,036,863

Mediaocean, LLC, Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/15/28		7,900	7,843,215

MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		4,875	4,855,216

Mitnick Corporate Purchaser, Inc., Term Loan, 5/2/29(12)		8,625	8,618,531

N-Able International Holdings II, LLC, Term Loan, 3.508%, (3 mo. USD LIBOR + 3.00%), 7/19/28		4,055	4,024,215

NortonLifeLock, Inc., Term Loan, 1/28/29(12)		11,475	11,315,429

Panther Commercial Holdings L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28		21,162	21,091,079

Polaris Newco, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,607	8,998,357

Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 6/2/28		30,088	29,912,647

Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28		49,657	48,949,898

Quest Software US Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 2/1/29		24,450	24,039,313

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28		37,526	37,019,794

Red Planet Borrower, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/2/28		15,423	15,300,524

Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28		16,517	15,933,752

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Sabre GLBL, Inc.:

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		6,059	$6,016,922

Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,801	3,774,591

Seattle Spinco, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 6/21/24		10,389	10,298,421

SkillSoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28		11,050	10,994,674

SolarWinds Holdings, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/5/24		26,313	26,127,812

Sophia L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27		28,308	28,029,186

Sovos Compliance, LLC:

Term Loan, 4.50%, 8/11/28(11)		1,918	1,919,713

Term Loan, 5.264%, (1 mo. USD LIBOR + 4.50%), 8/11/28		11,082	11,091,885

Sportradar Capital S.a r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	14,898	15,451,553

SS&C European Holdings S.a.r.l., Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,242	5,173,521

SS&C Technologies, Inc.:

Term Loan, 2.514%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,457	6,373,064

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		4,280	4,253,477

Term Loan, 3.05%, (SOFR + 2.25%), 3/22/29		5,716	5,680,028

SurveyMonkey, Inc., Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 10/10/25		11,511	11,481,827

Tibco Software, Inc.:

Term Loan, 4.52%, (1 mo. USD LIBOR + 3.75%), 6/30/26		33,538	33,479,063

Term Loan - Second Lien, 8.02%, (1 mo. USD LIBOR + 7.25%), 3/3/28		10,757	10,753,389

Turing Midco, LLC, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 3/23/28		4,706	4,677,172

Ultimate Software Group, Inc. (The):

Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26		48,784	48,343,658

Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26		21,488	21,428,375

Term Loan - Second Lien, 6.212%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,450	1,447,100

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27		2,027	2,026,123

Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25		15,197	13,971,448

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)		Value

Software (continued)

Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28		38,642	$38,183,037

VS Buyer, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,574	21,412,351

			$1,523,221,493

Specialty Retail — 1.8%

Belron Finance US LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,747	$7,723,750

Belron Luxembourg S.a r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,721,947

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	7,980,224

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23		4,517	4,244,181

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23		3,844	3,791,976

Great Outdoors Group, LLC, Term Loan, 4.514%, (1 mo. USD LIBOR + 3.75%), 3/6/28		44,860	44,517,924

Harbor Freight Tools USA, Inc., Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 10/19/27		39,168	37,907,720

L1R HB Finance Limited:

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	3,184,990

Term Loan, 5.972%, (SONIA + 5.25%), 9/2/24	GBP	9,172	7,477,496

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		27,593	27,282,928

LIDS Holdings, Inc., Term Loan, 6.50%, (SOFR + 5.50%, Floor 1.00%), 12/14/26		6,224	6,097,867

Mattress Firm, Inc., Term Loan, 5.64%, (3 mo. USD LIBOR + 4.25%), 9/25/28		16,716	16,012,541

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28		18,939	18,806,508

			$188,750,052

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 3.74%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,043	$8,817,047

			$8,817,047

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(14)		22,620	$4,637,103

Walker & Dunlop, Inc., Term Loan, 2.75%, (SOFR + 2.25%, Floor 0.50%), 12/16/28		13,017	12,992,967

			$17,630,070

Borrower/Description	Principal Amount* (000’s omitted)		Value

Trading Companies & Distributors — 2.4%

American Builders & Contractors Supply Co., Inc., Term Loan, 2.764%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,572	$21,309,583

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	28,842,439

Term Loan, 2.875%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,035	13,962,122

Beacon Roofing Supply, Inc., Term Loan, 3.014%, (1 mo. USD LIBOR + 2.25%), 5/19/28		9,429	9,322,677

Core & Main L.P., Term Loan, 3.198%, (1 mo. USD LIBOR + 2.50%), 7/27/28		13,994	13,784,336

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,246	4,225,902

Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24		16,844	16,886,450

Fly Funding II S.a.r.l., Term Loan, 7.012%, (3 mo. USD LIBOR + 6.00%), 10/8/25		7,534	7,557,417

Hillman Group, Inc. (The):

Term Loan, 2.80%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		1,118	1,090,313

Term Loan, 3.382%, (1 mo. USD LIBOR + 2.75%), 7/14/28		4,645	4,531,108

Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27		10,912	10,380,421

Patagonia Bidco Limited:

Term Loan, 5.445%, (SONIA + 5.25%), 3/5/29	GBP	17,262	21,067,928

Term Loan, 5.941%, (SONIA + 5.25%), 3/5/29	GBP	3,138	3,830,532

Quimper AB, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/16/26	EUR	25,175	25,816,942

SiteOne Landscape Supply, LLC, Term Loan, 2.77%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,449	3,418,500

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		42,677	42,543,427

SRS Distribution, Inc.:

Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28		5,062	4,891,460

Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28		18,897	18,247,801

TricorBraun Holdings, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 3/3/28		6,535	6,402,535

			$258,111,893

Transportation Infrastructure — 0.0%(8)

KKR Apple Bidco, LLC, Term Loan, 3.764%, (1 mo. USD LIBOR + 3.00%), 9/23/28		4,539	$4,500,128

			$4,500,128

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.2%

CCI Buyer, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27	12,169	$11,996,235

Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24	14,131	13,495,123

		$25,491,358

Total Senior Floating-Rate Loans (identified cost $9,334,878,053)		$9,038,415,502

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	51,888	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 7.7%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(15)	816,592,606	$816,592,606

Total Short-Term Investments (identified cost $816,592,606)		$816,592,606

Total Investments — 103.1% (identified cost $11,258,564,647)		$10,883,517,883

Less Unfunded Loan Commitments — (0.3)%		$(26,983,088)

Net Investments — 102.8% (identified cost $11,231,581,559)		$10,856,534,795

Other Assets, Less Liabilities — (2.8)%		$(304,848,968)

Net Assets — 100.0%		$10,551,685,827

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $888,770,073 or 8.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2022

(4)	Affiliated company (see Note 7).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Non-income producing security.

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Amount is less than 0.05%.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

The stated interest rate represents the weighted average interest rate at April 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2022, the total value of unfunded loan commitments is $27,944,568. See Note 1F for description.

(12)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(13)	Fixed-rate loan.

(14)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	280,766,698	USD	296,194,828	Standard Chartered Bank	5/3/22	$70	$—

USD	312,658,530	EUR	280,766,698	Standard Chartered Bank	5/3/22	16,463,632	—

EUR	51,143,323	USD	53,995,934	State Street Bank and Trust Company	5/31/22	21,164	—

USD	2,203,869	EUR	1,993,748	Australia and New Zealand Banking Group Limited	5/31/22	98,091	—

USD	1,103,461	EUR	997,309	Deutsche Bank AG	5/31/22	50,112	—

USD	18,367,930	EUR	16,566,750	HSBC Bank USA, N.A.	5/31/22	870,284	—

USD	12,493,234	EUR	11,207,982	State Street Bank and Trust Company	5/31/22	655,468	—

USD	9,297,090	EUR	8,500,000	State Street Bank and Trust Company	5/31/22	319,470	—

USD	7,069,688	EUR	6,412,845	State Street Bank and Trust Company	5/31/22	296,501	—

USD	3,269,319	EUR	2,964,690	State Street Bank and Trust Company	5/31/22	138,041	—

USD	2,735,198	EUR	2,500,000	State Street Bank and Trust Company	5/31/22	94,721	—

USD	296,564,797	EUR	280,766,698	Standard Chartered Bank	6/2/22	—	(3,929)

EUR	25,000,000	USD	27,308,528	Bank of America, N.A.	6/30/22	—	(860,954)

GBP	3,000,000	USD	3,907,190	Standard Chartered Bank	6/30/22	—	(134,363)

USD	59,099,734	EUR	53,104,673	Standard Chartered Bank	6/30/22	2,920,144	—

USD	9,105,020	EUR	8,300,000	Standard Chartered Bank	6/30/22	324,426	—

USD	4,939,916	EUR	4,477,275	Standard Chartered Bank	6/30/22	203,393	—

USD	56,225,545	EUR	50,324,626	State Street Bank and Trust Company	6/30/22	2,986,976	—

USD	52,181,750	EUR	46,732,113	State Street Bank and Trust Company	6/30/22	2,743,711	—

USD	56,201,916	EUR	50,555,649	State Street Bank and Trust Company	6/30/22	2,718,947	—

USD	47,361,964	EUR	42,483,739	State Street Bank and Trust Company	6/30/22	2,418,292	—

USD	8,826,439	EUR	8,000,000	State Street Bank and Trust Company	6/30/22	363,216	—

USD	6,407,383	EUR	5,962,275	State Street Bank and Trust Company	6/30/22	99,875	—

USD	54,077,892	EUR	51,143,323	State Street Bank and Trust Company	6/30/22	—	(26,781)

USD	24,866,152	GBP	18,925,609	State Street Bank and Trust Company	6/30/22	1,065,136	—

USD	25,740,406	GBP	19,678,110	State Street Bank and Trust Company	6/30/22	993,039	—

USD	14,362,317	GBP	10,932,283	State Street Bank and Trust Company	6/30/22	613,781	—

USD	32,277,462	EUR	30,596,836	Deutsche Bank AG	7/29/22	—	(147,453)

USD	62,933,749	EUR	59,291,675	State Street Bank and Trust Company	7/29/22	99,555	—

USD	60,011,933	EUR	56,552,802	State Street Bank and Trust Company	7/29/22	80,253	—

USD	62,780,454	EUR	59,186,395	State Street Bank and Trust Company	7/29/22	57,830	—

USD	58,069,995	EUR	54,799,226	State Street Bank and Trust Company	7/29/22	—	(3,339)

USD	32,293,816	EUR	30,596,836	State Street Bank and Trust Company	7/29/22	—	(131,099)

						$36,696,128	$(1,307,918)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $10,412,643,545)	$10,030,787,375

Affiliated investments, at value (identified cost $818,938,014)	825,747,420

Cash	40,580,887

Deposits for derivatives collateral — forward foreign currency exchange contracts	39,610,000

Foreign currency, at value (identified cost $28,528,438)	28,525,238

Interest receivable	31,348,316

Dividends receivable from affiliated investments	34,184

Receivable for investments sold	36,471,018

Receivable for open forward foreign currency exchange contracts	36,696,128

Prepaid upfront fees on notes payable	1,026,959

Other receivables	2,064,998

Prepaid expenses	136,360

Total assets	$11,073,028,883

Liabilities

Cash collateral due to brokers	$38,770,000

Payable for investments purchased	472,651,347

Payable for when-issued securities	3,245,000

Payable for open forward foreign currency exchange contracts	1,307,918

Payable to affiliates:

Investment adviser fee	4,176,664

Trustees’ fees	9,042

Accrued expenses	1,183,085

Total liabilities	$521,343,056

Net Assets applicable to investors’ interest in Portfolio	$10,551,685,827

46	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income	$1,706,549

Dividend income from affiliated investments	416,092

Interest and other income	194,613,713

Total investment income	$196,736,354

Expenses

Investment adviser fee	$23,624,816

Trustees’ fees and expenses	54,250

Custodian fee	803,088

Legal and accounting services	179,180

Interest expense and fees	1,140,715

Miscellaneous	177,760

Total expenses	$25,979,809

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$9,068

Total expense reductions	$9,068

Net expenses	$25,970,741

Net investment income	$170,765,613

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$7,958,775

Investment transactions - affiliated investments	(82,915)

Foreign currency transactions	2,626,906

Forward foreign currency exchange contracts	62,941,790

Net realized gain	$73,444,556

Change in unrealized appreciation (depreciation):

Investments	$(302,922,111)

Investments - affiliated investments	(918,774)

Foreign currency	1,686,743

Forward foreign currency exchange contracts	28,082,618

Net change in unrealized appreciation (depreciation)	$(274,071,524)

Net realized and unrealized loss	$(200,626,968)

Net decrease in net assets from operations	$(29,861,355)

47	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$170,765,613	$256,806,743

Net realized gain	73,444,556	9,155,076

Net change in unrealized appreciation (depreciation)	(274,071,524)	224,746,482

Net increase (decrease) in net assets from operations	$(29,861,355)	$490,708,301

Capital transactions:

Contributions	$1,845,830,838	$3,163,957,748

Withdrawals	(251,065,427)	(317,385,727)

Net increase in net assets from capital transactions	$1,594,765,411	$2,846,572,021

Net increase in net assets	$1,564,904,056	$3,337,280,322

Net Assets

At beginning of period	$8,986,781,771	$5,649,501,449

At end of period	$10,551,685,827	$8,986,781,771

48	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.53	%(1)	0.56%	0.59%	0.55%	0.54%	0.56%

Net investment income	3.52	%(1)	3.51%	4.17%	5.09%	4.38%	4.07%

Portfolio Turnover	7	%(2)	26%	28%	16%	30%	42%

Total Return	(0.27	)%(2)	7.80%	1.18%	1.64%	5.05%	5.69%

Net assets, end of period (000’s omitted)	$10,551,686		$8,986,782	$5,649,501	$7,966,641	$11,502,389	$9,795,966

(1)	Annualized.

(2)	Not annualized.

49	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 84.5% and 15.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii)a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is

50

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Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that delivery or when-issued basis sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

51

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April 30, 2022

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $1 billion	0.5750%

$1 billion but less than $2 billion	0.5250%

$2 billion but less than $5 billion	0.4900%

$5 billion but less than $10 billion	0.4600%

$10 billion but less than $15 billion	0.4350%

$15 billion but less than $20 billion	0.4150%

$20 billion but less than $25 billion	0.4000%

$25 billion and over	0.3900%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $23,624,816 or 0.49% (annualized) of the Portfolio’s average daily net assets. Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $9,068 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,270,149,387 and $709,749,395, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,234,046,992

Gross unrealized appreciation	$75,913,844

Gross unrealized depreciation	(418,037,831)

Net unrealized depreciation	$(342,123,987)

52

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Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the fair value of derivatives with credit related contingent features in a net liability position was $1,307,918. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $840,000 at April 30, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$36,696,128	(1)	$(1,307,918	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

53

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Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$98,091	$—	$—	$—	$98,091

Deutsche Bank AG	50,112	(50,112)	—	—	—

HSBC Bank USA, N.A.	870,284	—	(870,284)	—	—

Standard Chartered Bank	19,911,665	(138,292)	—	(19,370,000)	403,373

State Street Bank and Trust Company	15,765,976	(161,219)	(14,710,614)	(894,143)	—

	$36,696,128	$(349,623)	$(15,580,898)	$(20,264,143)	$501,464

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(860,954)	$—	$—	$840,000	$(20,954)

Deutsche Bank AG	(147,453)	50,112	—	—	(97,341)

Standard Chartered Bank	(138,292)	138,292	—	—	—

State Street Bank and Trust Company	(161,219)	161,219	—	—	—

	$(1,307,918)	$349,623	$—	$840,000	$(118,295)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$62,941,790	$28,082,618

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2022, which is indicative of the volume of this derivative type, was approximately $1,244,014,000.

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Notes to Financial Statements (Unaudited) — continued

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $725 million ($650 million prior to March 7, 2022) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 6, 2023. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Portfolio’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $630,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2022 is $1,026,959 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2022.

7  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2022, the value of the portfolio’s investment in affiliated companies and funds was $825,747,420, which represents 7.8% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$10,073,588	$—	$—	$—	$(918,774)	$9,154,814	$—	2,577

Short-Term Investments

Cash Reserves Fund	667,360,691	1,266,262,613	(1,933,540,389)	(82,915)	—	—	381,908	—

Liquidity Fund	—	835,517,105	(18,924,499)	—	—	816,592,606	34,184	816,592,606

Total				$(82,915)	$(918,774)	$825,747,420	$416,092

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(2)	Non-income producing security.

(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

55

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$294,308,232	$—	$294,308,232

Common Stocks	23,523,955	29,440,947	19,604,021	72,568,923

Convertible Preferred Stocks	—	4,928,718	—	4,928,718

Corporate Bonds	—	602,573,482	—	602,573,482

Exchange-Traded Funds	46,737,970	—	—	46,737,970

Preferred Stocks	—	7,392,450	0	7,392,450

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	9,005,579,965	5,852,449	9,011,432,414

Warrants	—	0	0	0

Short-Term Investments	816,592,606	—	—	816,592,606

Total Investments	$886,854,531	$9,944,223,794	$25,456,470	$10,856,534,795

Forward Foreign Currency Exchange Contracts	$—	$36,696,128	$—	$36,696,128

Total	$886,854,531	$9,980,919,922	$25,456,470	$10,893,230,923

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,307,918)	$—	$(1,307,918)

Total	$—	$(1,307,918)	$—	$(1,307,918)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to

56

Eaton Vance

Floating Rate Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

57

Eaton Vance

Floating-Rate Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

58

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

59

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

60

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

61

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022